                              PRESIDENT'S REPORT

Dear Shareholder:

As promised in my last letter (sent to all but our most recent shareholders), we have completed our national search for a new money manager to serve as investment manager of our Fund. We are pleased to announce that, effective January 1, 1997, Awad & Associates took over the investment selection responsibilities for The Timothy Plan--subject to review by Timothy Partners, Ltd. Mr. Jim Awad, Chairman of Awad & Associates, is one of the most respected--and successful--money managers on Wall Street.

Please take a minute to review his letter on the following page to get a sense of his firm's outlook for the year ahead. Our commitment to our shareholders remains firm to deliver top-tier investment returns without compromising moral principles. With the assistance of Awad & Associates, we plan to demonstrate to the investment world that we can do just that!

We believe now is the time for Christians and others to exercise responsible stewardship in the investment of the assets with which they have been entrusted. There is a clear connection between our personal moral foundation and the witness we present to the world through our actions--in this case, the care we take in making our investment decisions. The Timothy Plan gives every concerned investor an opportunity to "come out from among them" and invest with the confidence that the investment assets placed with us will be managed conservatively, ethically and as profitably as the markets allow.

You are to be commended for your convictions which led you to become part of our ever-growing family of investors. Thank you and may God richly bless you.

                                          Sincerely,

                                          /s/ Arthur D. Ally

                                          Arthur D. Ally
                                          President

January 1, 1997

                               AWAD & ASSOCIATES

                               INVESTMENT UPDATE
                                JANUARY 1, 1997

Awad & Associates looks forward with enthusiasm to delivering sound investment results for the shareholders of The Timothy Plan (the "Fund") in 1997.

The environment for financial assets is favorable: U.S. corporations are in excellent shape; the economy is growing at a moderate, sustainable rate; corporate profits are growing nicely; inflation remains low and interest rates are subdued.

In addition, as the baby boomers begin to save for retirement, the demand for financial assets should grow considerably for the next several years.

While always cognizant of risk and mindful that returns should be delivered with a minimum of risk, we at Awad & Associates will attempt to use this environment to ferret out opportunity for the Fund and its shareholders.

The Fund is invested in companies which show consistent earnings growth as well as good balance sheets, and where management owns significant amounts of stock. These issues are still selling at low valuations in the marketplace, which should prove to be very beneficial for our existing and future shareholders.

We look forward to serving you, while at the same time remaining true to the goals of The Timothy Plan.

James D. Awad
Chairman

SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 1996

--------------------------------------------------------------------------------

                                                                       MARKET
 SHARES                                                                 VALUE
 ------                                                              -----------
        COMMON STOCKS - 73.41%
        COMMERCIAL SERVICES - 8.18%
  5,700 Deluxe Corp. .............................................   $   186,675
  9,000 Harland (John H.) Co. ....................................       297,000
  7,200 McGraw-Hill Companies, Inc. ..............................       332,100
  5,600 Pinkerton's, Inc.*........................................       140,700
                                                                     -----------
                                                                         956,475
                                                                     -----------
        CONSUMER DURABLES - 4.10%
    700 Bandag, Inc. .............................................        33,163
  3,000 Jostens, Inc. ............................................        63,375
 10,000 Polaris Industries, Inc. .................................       237,500
  5,400 Stanley Works.............................................       145,800
                                                                     -----------
                                                                         479,838
                                                                     -----------
        CONSUMER NON-DURABLES - 3.22%
  5,000 Oshkosh B'Gosh, Inc., Class A.............................        76,250
 30,000 Stride Rite Corp. ........................................       300,000
                                                                     -----------
                                                                         376,250
                                                                     -----------
        ELECTRONIC TECHNOLOGY - 8.95%
  3,860 General Dynamics Corp. ...................................       272,130
  8,000 General Instrument Corp.*.................................       173,000
  5,000 Teradyne, Inc.*...........................................       121,875
  4,000 Texas Instruments, Inc. ..................................       255,000
  3,400 United Technologies Corp. ................................       224,400
                                                                     -----------
                                                                       1,046,405
                                                                     -----------
        ENERGY MINERALS - 7.02%
  1,600 Atlantic Richfield Co. ...................................       212,000
  2,000 British Petroleum Co. PLC ADR.............................       282,750
  3,200 MAPCO, Inc. ..............................................       108,800
  4,900 Phillips Petroleum Co. ...................................       216,825
                                                                     -----------
                                                                         820,375
                                                                     -----------
        FINANCE - 15.81%
  5,500 AFLAC, Inc. ..............................................       235,125
  5,410 Allstate Corp. ...........................................       313,104
 11,200 American Health Properties, Inc. .........................       267,400
  2,500 American International Group, Inc. .......................       270,625
  3,000 Franklin Resources, Inc. .................................       205,125
  2,900 Household International, Inc. ............................       267,525
  4,000 UNUM Corp. ...............................................       289,000
                                                                     -----------
                                                                       1,847,904
                                                                     -----------
        HEALTH SERVICES - 0.51%
  4,500 Syncor International Corp.*...............................        60,187
                                                                     -----------
        HEALTH TECHNOLOGY - 1.75%
  3,500 Bio-Rad Laboratories, Inc., Class A*......................       105,000
  5,000 Datascope Corp.*..........................................       100,000
                                                                     -----------
                                                                         205,000
                                                                     -----------
        NON-ENERGY MINERALS - 0.49%
  5,000 J & L Specialty Steel, Inc. ..............................        56,875
                                                                     -----------

SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 1996

--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                              VALUE
   ------                                                           -----------
            COMMON STOCKS - CONTINUED
            PROCESS INDUSTRIES - 1.57%
      4,000 LeaRonal, Inc. ......................................   $    92,000
      2,450 National Service Industries, Inc. ...................        91,569
                                                                    -----------
                                                                        183,569
                                                                    -----------
            PRODUCER MANUFACTURING - 6.43%
      6,000 American Standard Companies, Inc.*...................       229,500
      3,500 Armstrong World Industries, Inc. ....................       243,250
      4,400 Cooper Industries, Inc. .............................       185,350
      2,000 Kaydon Corp. ........................................        94,250
                                                                    -----------
                                                                        752,350
                                                                    -----------
            RETAIL TRADE - 4.54%
     10,000 Brookstone, Inc.*....................................       105,000
      3,500 Penney (J.C.) Co. ...................................       170,625
      8,520 Toys "R" Us, Inc.*...................................       255,600
                                                                    -----------
                                                                        531,225
                                                                    -----------
            TECHNOLOGY SERVICES - 2.02%
      7,000 Hyperion Software Corp.*.............................       148,750
      2,000 National Data Corp. .................................        87,000
                                                                    -----------
                                                                        235,750
                                                                    -----------
            TRANSPORTATION - 3.80%
      9,200 Illinois Central Corp. ..............................       294,400
     10,400 Yellow Corp.*........................................       149,500
                                                                    -----------
                                                                        443,900
                                                                    -----------
            UTILITIES - 5.02%
      5,000 Aliant Communications, Inc. .........................        85,000
      3,600 Bell Atlantic Corp. .................................       233,100
      7,300 Carolina Power & Light Co. ..........................       266,450
                                                                    -----------
                                                                        584,550
                                                                    -----------
            TOTAL COMMON STOCKS (COST $7,660,980)................     8,580,653
                                                                    -----------

 PRINCIPAL
   AMOUNT
 ---------
            SHORT-TERM INVESTMENTS - 26.23%
 $3,066,028 The Bank of New York Cash Reserve, 4.40%.............     3,066,028
                                                                    -----------
            TOTAL SHORT TERM INVESTMENTS (COST $3,066,028).......     3,066,028
                                                                    -----------
            TOTAL INVESTMENTS (COST $10,727,008)** - 99.64%......    11,646,681
            OTHER ASSETS, LESS OTHER LIABILITIES - 0.36%.........        42,511
                                                                    -----------
            NET ASSETS - 100.00%.................................   $11,689,192
                                                                    ===========

 * Non-income producing security
** Cost for Federal income tax purposes is $10,727,008 and net unrealized appreciation consists of:
            Gross unrealized appreciation........................   $ 1,052,140
            Gross unrealized depreciation........................      (132,467)
                                                                    -----------
            Net unrealized appreciation..........................   $   919,673
                                                                    ===========
See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

--------------------------------------------------------------------------------

ASSETS
 Investments in securities at market value (identified cost
  $10,727,008) (Note 1)............................................ $11,646,681
 Cash..............................................................      33,262
 Receivables:
  Dividends and interest...........................................      23,266
  Capital stock sold...............................................         905
 Deferred organization costs (Note 1)..............................      27,396
 Due from Advisor (Note 3).........................................       2,629
 Other assets......................................................         356
                                                                    -----------
   TOTAL ASSETS....................................................  11,734,495
                                                                    -----------
LIABILITIES
 Capital stock redeemed............................................      26,394
 Accrued expenses..................................................      18,909
                                                                    -----------
   TOTAL LIABILITIES...............................................      45,303
                                                                    -----------
NET ASSETS......................................................... $11,689,192
                                                                    ===========
 INSTITUTIONAL SHARES:
  Net assets (Unlimited shares of $0.001 par beneficial
   interest authorized; 690,247 shares outstanding)................ $ 7,760,309
                                                                    ===========
  Net asset value, offering and redemption price per Institutional
   Share ($7,760,309/ 690,247 shares).............................. $     11.24
                                                                    ===========
 RETAIL SHARES:
  Net assets (Unlimited shares of $0.001 par beneficial
   interest authorized; 350,224 shares outstanding)................ $ 3,928,883
                                                                    ===========
  Net asset value and redemption price per Retail Share
   ($3,928,883 / 350,224 shares)................................... $     11.22
                                                                    ===========
  Offering price per share ($11.22 / 0.9825)....................... $     11.42
                                                                    ===========
SOURCE OF NET ASSETS
 At December 31, 1996, net assets consisted of:
  Paid-in capital.................................................. $10,605,097
  Accumulated net realized gain on investments.....................     164,422
  Net unrealized appreciation on investments.......................     919,673
                                                                    -----------
   NET ASSETS...................................................... $11,689,192
                                                                    ===========

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

--------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends........................................................... $  190,723
 Interest............................................................     55,616
                                                                      ----------
  TOTAL INCOME.......................................................    246,339
                                                                      ----------
EXPENSES
 Investment advisory fees (Note 3)...................................     78,848
 Transfer agent fees.................................................     68,158
 Administration fees.................................................     62,581
 Distribution fees (Note 3)..........................................     36,568
 Accounting fees.....................................................     36,104
 Registration fees...................................................     33,163
 Amortization of organization costs (Note 1).........................     12,378
 Printing expense....................................................     10,798
 Custodian fees......................................................      9,182
 Auditing fees.......................................................      6,500
 Insurance expense...................................................      2,484
                                                                      ----------
  TOTAL EXPENSES.....................................................    356,764
   Expenses waived and reimbursed by Advisor (Note 3)................   (194,967)
                                                                      ----------
  NET EXPENSES.......................................................    161,797
                                                                      ----------
  NET INVESTMENT INCOME..............................................     84,542
                                                                      ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain from security transactions........................    164,422
 Net change in unrealized appreciation of investments................    903,008
                                                                      ----------
 Net realized and unrealized gain on investments.....................  1,067,430
                                                                      ----------
 Net increase in net assets resulting from operations................ $1,151,972
                                                                      ==========

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                               YEAR ENDED         YEAR ENDED
                                            DECEMBER 31, 1996 DECEMBER 31, 1995*
                                            ----------------- ------------------
OPERATIONS
 Net investment income....................     $    84,542        $   56,397
 Net realized gain on investments.........         164,422           157,742
 Net change in unrealized appreciation of
  investments.............................         903,008            33,350
                                               -----------        ----------
  Net increase in net assets resulting
   from operations........................       1,151,972           247,489
                                               -----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from net investment income:
  Institutional Shares....................         (66,939)          (64,056)
  Retail Shares...........................         (23,283)           (5,675)
 Distributions from net capital gains:
  Institutional Shares....................               0          (143,982)
  Retail Shares...........................               0           (12,195)
                                               -----------        ----------
  Net decrease in net assets resulting
   from distributions.....................         (90,222)         (225,908)
                                               -----------        ----------
CAPITAL SHARE TRANSACTIONS
 Shares sold:
  Institutional Shares....................       2,096,319         4,233,412
  Retail Shares...........................       3,317,594           626,513
 Shares redeemed:
  Institutional Shares....................      (1,323,483)         (562,782)
  Retail Shares...........................        (302,910)                0
 Shares reinvested:
  Institutional Shares....................          63,849           202,144
  Retail Shares...........................          22,639            15,672
                                               -----------        ----------
 Increase in net assets derived from
  capital share transactions (a)..........       3,874,008         4,514,959
                                               -----------        ----------
  Total increase in net assets............       4,935,758         4,536,540
                                               -----------        ----------
NET ASSETS
 Beginning of period......................       6,753,434         2,216,894
                                               -----------        ----------
 End of period............................     $11,689,192        $6,753,434
                                               ===========        ==========
 (a)Transactions in capital stock were:
  Shares sold:
   Institutional Shares...................         201,664           414,090
   Retail Shares..........................         314,924            59,955
  Shares redeemed:
   Institutional Shares...................        (126,226)          (54,594)
   Retail Shares..........................         (28,244)                0
  Shares reinvested:
   Institutional Shares...................           5,687            20,174
   Retail Shares..........................           2,022             1,567
                                               -----------        ----------
  Increase in shares outstanding..........         369,827           441,192
                                               ===========        ==========

*  The Retail Shares commenced investment operations on August 25, 1995.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                    INSTITUTIONAL SHARES                    RETAIL SHARES
                          -----------------------------------------  -----------------------------
                          FOR THE YEAR FOR THE YEAR  FOR THE PERIOD  FOR THE YEAR   FOR THE PERIOD
                             ENDED        ENDED          ENDED          ENDED           ENDED
                          DECEMBER 31, DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                              1996         1995          1994 *          1996          1995 **
                          ------------ ------------  --------------  ------------   --------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $ 10.07       $ 9.66        $ 10.00        $ 10.08         $ 10.49
                            -------       ------        -------        -------         -------
 Income From Investment
  Operations:
  Net investment
   income...............       0.10         0.11           0.06           0.07            0.11
  Net gains (losses) on
   securities (both
   realized and
   unrealized)..........       1.17         0.66          (0.34)          1.14           (0.16)
                            -------       ------        -------        -------         -------
  Total from investment
   operations...........       1.27         0.77          (0.28)          1.21           (0.05)
                            -------       ------        -------        -------         -------
 Less Distributions
  Distributions from net
   investment income:
  Institutional Shares..      (0.10)       (0.11)         (0.06)          0.00            0.00
  Retail Shares.........       0.00         0.00           0.00          (0.07)          (0.11)
  Distributions from net
   capital gains:
  Institutional Shares..       0.00        (0.25)          0.00           0.00            0.00
  Retail Shares.........       0.00         0.00           0.00           0.00           (0.25)
                            -------       ------        -------        -------         -------
  Total distributions...      (0.10)       (0.36)         (0.06)         (0.07)          (0.36)
                            -------       ------        -------        -------         -------
NET ASSET VALUE, END OF
 PERIOD.................    $ 11.24       $10.07        $  9.66        $ 11.22         $ 10.08
                            =======       ======        =======        =======         =======
TOTAL RETURN............     12.59%        7.93%         (2.84%)        11.98% /1/      (0.46%)/1/
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
  period (in 000s)......    $ 7,760       $6,133        $ 2,217        $ 3,929         $   620
 Ratio of expenses to
  average net assets:
  Before expense
   reimbursement........      3.70%        5.84%         18.62% /2/      4.30%           6.44% /2/
  After expense
   reimbursement........      1.60%        1.60%          1.60% /2/      2.20%           2.20% /2/
 Ratio of net investment
  income to average net
  assets:
  Before expense
   reimbursement........     (1.05%)      (2.96%)       (15.49%)/2/     (1.65%)         (3.56%)/2/
  After expense
   reimbursement........      1.05%        1.28%          1.53% /2/      0.45%           0.68% /2/
 Portfolio turnover
  rate..................     93.08%       34.12%          8.31%         93.08%          34.12%
 Average commission rate
  paid..................    $0.0593          N/R /3/        N/R /3/    $0.0593             N/R /3/

 * The Institutional Shares commenced investment operations on March 21, 1994. ** The Retail Shares commenced investment operations on August 25, 1995.
 /1/Total return calculation does not reflect sales load.
 /2/Annualized.
 /3/Not Required.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                                 DECEMBER 31, 1996

-------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
The Timothy Plan (the "Fund" ) is organized as a series Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Fund's objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by investing primarily in common stocks and ADRs while abiding by ethical standards established for investments by the Fund. The Fund currently consists of one series comprised of two separate classes of shares (Institutional Class shares and Retail Class shares) which vary with respect to sales charges, distribution costs, voting rights and dividends. Shareholders of Retail Class shares are subject to a sales charge and each class is subject to different 12b-1 Plan expenses. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest which approximates market value.

B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. NET ASSET VALUE PER SHARE. Net asset value per share of the capital stock of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. Net Asset Value is calculated separately for each class of the Fund based on expenses applicable to a particular class. The net asset value of the classes may differ because of different fees and expenses charged to each class.

D. ORGANIZATION COSTS. Organization costs are being amortized on a straight line basis over five years.

E. FEDERAL INCOME TAXES. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

F. USE OF ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, aggregated $9,127,059 and $6,937,670 respectively, for the year ended December 31, 1996.

NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1996

--------------------------------------------------------------------------------

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Timothy Partners, LTD., (the "Advisor") is the investment advisor for the Fund pursuant to an Investment Advisory Agreement (the "Agreement") effective March 21, 1994, as amended August 28, 1995. Under the terms of the Agreement, the Advisor receives a fee, accrued daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of the Fund. The Advisor has voluntarily agreed to waive its fees to the extent total annualized expenses, inclusive of distribution expenses, exceed 1.60%, with respect to the Institutional Class, and 2.20%, with respect to the Retail Class, of the Fund's average daily net assets. For the year ended December 31, 1996, Advisory fees of $78,848 were waived by the Advisor and the Advisor reimbursed the Fund $194,967. For the year ended December 31, 1996, Systematic Financial Management, L.P., was paid by the advisor, a monthly fee at an annual rate of 0.50% of the average daily net assets of the Fund. Effective January 1, 1997 the Fund and the Advisor engaged a new investment manager, Awad & Associates, pursuant to a new sub-investment advisory agreement. The Fund has adopted a Distribution Plan (the "Plan"), on behalf of each class of shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, which permits the Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that the Fund will reimburse FPS Broker Services, Inc. (the "Distributor"), the Fund's sole underwriter and distributor, for actual distribution and shareholder servicing expenses incurred by the Distributor not exceeding, on an annual basis, 0.25%, with respect to the Institutional Class and 0.85%, with respect to the Retail Class, of the Fund's average daily net assets. For the year ended December 31, 1996, the Fund reimbursed the Distributor $36,568 for distribution costs incurred. Certain officers and trustees of the Fund are affiliated persons of the Advisor.
--------------------------------------------------------------------------------

                       ILLUSTRATION OF $10,000 INVESTMENT
                         TIMOTHY PLAN PERFORMANCE GRAPH


                             (INSTITUTIONAL CLASS)

                           [LINE GRAPH APPEARS HERE]

      (INSTITUTIONAL CLASS)

-----------------------------------------
     AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------
1 Year: 12.59%   Since Inception: 6.16%
-----------------------------------------


Date           S&P 500      TIMOTHY
                INDEX        PLAN

3/21/94       10,000       10,000
4/94           9,686.42     9,760.
6/94           9,604.07     9,530.
8/94          10,325.76    10,020.
10/94         10,299.42     9,980.
12/94         10,071.4      9,715.63
2/95          10,735.21     9,816.21
4/95          11,377.93    10,097.82
6/95          12,107.57    10,409.61
8/95          12,540.82    10,540.36
10/95         13,022.99    10,349.26
12/95         13,857.08    10,485.81
2/96          14,461.47    10,756.55
4/96          14,814.92    11,141.82
6/96          15,254.9     11,079.35
8/96          14,888.28    10,735.72
10/96         16,160.55    11,193.89
12/96         17,038.11    11,805.83

Past performance is not indicative of
future results.

                              (RETAIL CLASS)

                          [LINE GRAPH APPEARS HERE]

             Past performance is not indicative of future results.


Note: The above graph reflects the impact of sales charges which were placed on purchased.

                            (RETAIL CLASS)


-----------------------------------------
     AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------
1 Year: 10.00%   Since Inception: 6.83%
-----------------------------------------

Date          S&P 500      TIMOTHY
              INDEX        PLAN

8/25/95       10,000        9,825
8/95          10,025        9,794.39
9/95          10,448.06     9,869.15
10/95         10,410.44     9,616.82
11/95         10,867.46     9,943.92
12/95         11,077.2      9,758.75
1/96          11,453.83     9,807.16
2/96          11,560.35    10,000.79
3/96          12,670.14    10,097.6
4/96          12,856.39    10,359.
5/96          13,188.09    10,436.45
6/96          13,238.2     10,281.54
7/96          12,653.07     9,710.35
8/96          12,920.05     9,952.38
9/96          13,647.45    10,194.41
10/96         14,024.12    10,368.68
11/96         15,084.35    10,959.23
12/96         14,785.68    10,928.27


             Past performance is not indicative of future results.


Note: The above graph reflects the impact of sales charges which were placed on purchases.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

-------------------------------------------------------------------------------
BOARD OF TRUSTEES AND SHAREHOLDERS
THE TIMOTHY PLAN
WINTER PARK, FLORIDA

We have audited the accompanying statement of assets and liabilities of The Timothy Plan, including the schedule of investments, as of December 31, 1996 and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years then ended and the financial highlights for each of the two years then ended and for the period March 21, 1994 (commencement of operations) to December 31, 1994. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Timothy Plan as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended and the financial highlights for each of the two years then ended and for the period March 21, 1994 to December 31, 1994, in conformity with generally accepted accounting principles.

                                        /s/ Tait, Weller & Baker

PHILADELPHIA, PENNSYLVANIA
JANUARY 17, 1997

THE TIMOTHY PLAN
1304 West Fairbanks Avenue
Winter Park, FL 32789

BOARD OF TRUSTEES
Arthur D. Ally
Joseph E. Boatwright
Daniel D. Busby
Philip B. Crosby
Wesley W. Pennington
Mark Schweizer
Jock M. Sneddon

OFFICERS
Arthur D. Ally, President
Joseph E. Boatwright, Secretary
Wesley W. Pennington, Treasurer

INVESTMENT ADVISOR
Timothy Partners, LTD.
1304 West Fairbanks Avenue
Winter Park, FL 32789

DISTRIBUTOR
FPS Broker Services, Inc.
3200 Horizon Drive
King of Prussia, PA 19406

TRANSFER AGENT
FPS Services, Inc.
3200 Horizon Drive
King of Prussia, PA 19406

AUDITORS
Tait, Weller & Baker
Two Penn Center Plaza, Suite 700
Philadelphia, PA 19102

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

FOR ADDITIONAL INFORMATION OR
A PROSPECTUS, PLEASE CALL:
   1-800-TIM-PLAN
  (1-800-846-7526)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.


                            [ARTWORK APPEARS HERE]

                                    ANNUAL
                                    REPORT

                               December 31, 1996